Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Fidelity Management & Research Company 82 Devonshire Street Boston MA 02109-3614 617 563 7000

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	May 27, 2011

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

Re:	Fidelity Fixed-Income Trust (the trust):
Fidelity Municipal Income 2015 Fund Fidelity Municipal Income 2017 Fund Fidelity Municipal Income 2019 Fund Fidelity Municipal Income 2021 Fund (the funds)
File Nos. 002-41839 and 811-02105

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Retail Class and Institutional Class Prospectuses with respect to the above referenced funds does not differ from those filed in the most recent post-effective amendment, which was filed electronically.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/Scott C. Goebel
Scott C. Goebel
Secretary of the Trust